Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,858.42
Previously Paid Amount	0.00
Total Fee Amount	4.12
Total Offset Amount	0.00
Net Fee	$ 4.12